LEASE LIABILITIES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 07, 2020	Dec. 10, 2019
Notes and other explanatory information [abstract]
Depreciation lease liability	4.73%		5.00%	5.50%
Cash flow for leases	$ 9,644	$ 10,652